Investments	12 Months Ended
Jun. 30, 2019
Notes to Financial Statements
INVESTMENTS
5.	INVESTMENTS

The following table summarizes the Company's investment balances:

	As of June 30,
	2018	2019	2019
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments	5,010	-	-
Asset management plans	5,010	-	-
- Private equity funds products	-	2,000	291
Total short-term investments	5,010	2,000	291

Long-term investments
- Private equity funds products	5,000	2,000	291
Total long-term investments	5,000	2,000	291

Held-to-maturity investments consist of investments in fixed income products, such as asset management plans that have stated maturity and normally pay a prospective fixed rate of return, carried at amortized cost. The Company recorded investment income on these products of RMB2,562 and RMB162 for the years ended June 30, 2018 and 2019, respectively.

Short-term investments consist of investment in a private equity fund which the Company has insignificant equity interest but acts as a general partner. Pursuant to ASC subtopic 321-10-20 and 321-10-35, the Company accounted for this private equity fund investment using the equity method of accounting due to the fact that the Company has significant influence on the investee.

Long-term investments consist of investment in a private equity fund as a limited partner with insignificant equity interest (less than 1%). Pursuant to ASC subtopic 321-10-35, the Company accounted for these private equity funds investments using the fair value method of accounting due to the fact that the Company has no significant influence on the investee. The Company recorded investment income on these investments of RMB nil and RMB10 for the years ended June 30, 2018 and 2019, respectively.